                               Jarden Corporation
                            555 Theodore Fremd Avenue
                                  Rye, NY 10580
                                 (914) 967-9400

                                  March 9, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Jarden Corporation.--Registration Statement on Form S-3
         --------------------------------------------------------

Ladies and Gentlemen:

         Jarden Corporation (the "Company") hereby transmits for filing its
Registration Statement on Form S-3 under the Securities Act of 1933, as amended, with an aggregate offering price of up to $680,151,971.84. The Company has sent the required fee in the amount of $80,054 by wire transfer to the Commission's lock box at Mellon Bank.

         Please note that the Company intends to file Ernst & Young LLP's consent as Exhibit 23.1 once the Company files the historical financial statements and pro forma financial statements of American Household, Inc. on
Form 8-K/A, which will be filed shortly.

         Please feel free to contact the undersigned if you have any questions concerning this filing.

Very truly yours,

Jarden Corporation.

By: /s/ Desiree DeStefano
    ------------------------------------------------
    Name:  Desiree DeStefano
    Title: Executive Vice President of Finance